UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8621

Name of Fund:  BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of April 30, 2007                                                                       (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New Jersey - 146.7%     $   1,875    Atlantic Highlands, New Jersey, Highland Regional Sewer Authority,
                                     Sewer Revenue Refunding Bonds, 5.50% due 1/01/2020 (b)                           $     2,001

                            2,635    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds,
                                     5.375% due 9/01/2010 (c)(h)                                                            2,775

                            1,540    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds,
                                     5.50% due 9/01/2010 (c)(h)                                                             1,628

                              430    Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2010 (d)(h)                   460

                            2,500    Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                   2,605

                            4,630    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                     Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                       4,806

                            5,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.50% due 1/01/2012 (c)                                                                5,221

                            6,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.625% due 1/01/2013 (c)                                                               6,288

                              500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.75% due 1/01/2015 (c)                                                                  525

                            4,865    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                                     due 1/01/2018 (c)                                                                      5,144

                            5,525    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                                     due 1/01/2019 (c)                                                                      5,842

                            2,425    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds
                                     (Port District Project), Series B, 5.625% due 1/01/2026 (c)                            2,533

                            7,895    East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)              8,364

                            4,000    Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                     (Correctional Facility Project), 6% due 10/01/2010 (b)(h)                              4,297

                            4,400    Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                     due 10/01/2013 (b)(h)                                                                  4,720

                            9,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                                     Bonds, Series B, 5.12% due 11/01/2023 (c)(k)                                           4,474


Portfolio
Abbreviations


To simplify the listings of BlackRock MuniHoldings New Jersey Insured
Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
RIB      Residual Interest Bonds
S/F      Single-Family



Schedule of Investments as of April 30, 2007 (concluded)                                                           (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New Jersey              $  10,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
(concluded)                          Bonds, Series B, 5.20% due 11/01/2025 (c)(k)                                     $     4,510

                            1,960    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                         2,233

                            2,730    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                         3,111

                            9,160    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                        11,172

                            5,000    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2020 (c)              5,647

                            7,705    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2021 (c)              8,730

                            6,640    Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)              6,690

                            2,230    Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2011 (c)(h)                      2,387

                            5,250    Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/
                                     Conference Center Project-Trenton), 6% due 4/01/2010 (d)(h)                            5,633

                            1,550    Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                             1,602

                            1,375    Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                  1,471

                            5,270    Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                     (Educational Services Commission Projects), 6% due 7/15/2010 (h)                       5,685

                              500    Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior
                                     Citizens Housing Project), AMT, 5.50% due 9/01/2030 (a)                                  521

                            1,540    Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds,
                                     5.35% due 12/01/2017 (a)                                                               1,623

                            1,470    Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds,
                                     5.375% due 12/01/2018 (a)                                                              1,549

                            2,700    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                      2,819

                            2,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       2,164

                              585    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                         621

                            1,180    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                       1,270

                            5,000    New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-
                                     International Center for Public Health Project), 6% due 6/01/2032 (a)                  5,320

                            7,500    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                     7/01/2026 (d)                                                                          8,604

                           11,105    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                     7/01/2033 (d)                                                                         11,912

                            2,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                     7/01/2034 (d)                                                                          2,100

                           18,920    New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI
                                     Corporation Projects), AMT, Series A, 5.70% due 6/01/2032 (d)                         19,322

                            1,000    New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development
                                     Company Project), 5.60% due 10/15/2007 (b)(h)                                          1,028

                            9,000    New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%
                                     due 3/01/2030 (c)                                                                      9,488

                            8,420    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                     due 3/01/2023                                                                          9,116

                            2,500    New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                                     Inc.), AMT, Series A, 5.30% due 6/01/2015                                              2,629

                            2,670    New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series C,
                                     5% due 3/01/2022 (c)                                                                   2,849

                            3,000    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6%
                                     due 6/15/2010 (a)(h)                                                                   3,205

                            4,620    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                     6.25% due 6/15/2010 (a)(h)                                                             4,969

                           10,775    New Jersey Health Care Facilities Financing Authority, Department of Human
                                     Services Revenue Bonds (Greystone Park Psychiatric Hospital Project), 5%
                                     due 9/15/2023 (a)                                                                     11,433

                            3,015    New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ
                                     Healthcare Corporation), Series B, 5% due 7/01/2035 (i)                                3,148

                            2,820    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Society of
                                     the Valley Hospital), 5.375% due 7/01/2025 (a)                                         2,944

                            2,135    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                     Medical Center), 5.50% due 7/01/2033                                                   2,217

                            5,440    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                     Jersey Hospital), 6% due 7/01/2012 (h)                                                 5,989

                            4,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)                             4,454

                            1,455    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 6.25% due 7/01/2017                                    1,606

                            3,500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Atlantic City Medical Center), 5.75% due 7/01/2025                                    3,741

                            1,775    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Holy Name Hospital), 6% due 7/01/2025                                                 1,815

                            1,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                    1,038

                            5,890    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                     (Convention Center), 5.50% due 3/01/2021 (d)                                           6,761

                            3,000    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                     (Convention Center), 5.50% due 3/01/2022 (d)                                           3,463

                            2,400    New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                                     Series A, 6% due 3/01/2013 (d)                                                         2,544

                            7,500    New Jersey State Educational Facilities Authority, Higher Education, Capital
                                     Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(h)                       8,024

                            9,420    New Jersey State Educational Facilities Authority Revenue Bonds (Capital
                                     Improvement Fund), Series A, 5.75% due 9/01/2010 (c)(h)                               10,030

                            1,200    New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
                                     State University), Series A, 5% due 7/01/2021 (a)                                      1,290

                            2,880    New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
                                     State University), Series A, 5% due 7/01/2022 (a)                                      3,092

                            3,260    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                     University), Series C, 5% due 7/01/2014 (d)(h)                                         3,506

                            3,615    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                     University), Series C, 5.125% due 7/01/2014 (d)(h)                                     3,915

                              800    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                     University), Series G, 4.50% due 7/01/2031 (d)                                           801

                            7,510    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Montclair State University), Series L, 5% due 7/01/2014 (d)(h)                        8,075

                            1,250    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2031 (a)                                    1,222

                            2,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2036 (a)                                    1,944

                            1,800    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series B, 4.25% due 7/01/2034 (b)                                  1,753

                            2,375    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2017 (b)                                  2,532

                            2,820    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2018 (b)                                  2,999

                            2,635    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2019 (b)                                  2,802

                            1,410    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5% due 7/01/2031 (b)                                     1,469

                           11,225    New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
                                     Revenue Bonds, Series A, 4.70% due 11/01/2025 (c)                                     11,480

                              745    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series U, 5.60% due 10/01/2012 (d)                                                  760

                            2,140    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series U, 5.65% due 10/01/2013 (d)                                                2,182

                            2,395    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series U, 5.75% due 4/01/2018 (d)                                                 2,443

                              640    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                     AMT, Series U, 5.85% due 4/01/2029 (d)                                                   652

                              800    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                     Refunding Bonds, AMT, Series T, 4.70% due 10/01/2037                                     795

                            5,000    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                     Series A, 6.125% due 9/15/2009 (a)(h)                                                  5,268

                            7,500    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series A, 6% due 6/15/2010 (h)                                          8,011

                            1,400    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(k)                                     395

                            5,500    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 5.05% due 12/15/2036 (a)(k)                                   1,480

                            7,800    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2019 (c)                                          8,333

                           10,750    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series A, 5.25% due 12/15/2020 (c)                           12,090

                            9,165    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                           10,576

                            7,615    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                                     due 1/01/2035 (a)(k)                                                                   5,495

                            4,610    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                     6.50% due 1/01/2016 (d)(g)                                                             5,335

                              910    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                     6.50% due 1/01/2016 (d)                                                                1,048

                            4,665    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1,
                                     4.50% due 1/01/2031 (a)                                                                4,669

                            2,500    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
                                     Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment
                                     Projects), 4.375% due 1/01/2037 (d)                                                    2,469

                            1,000    North Bergen Township, New Jersey, Board of Education, COP, 6% due
                                     12/15/2010 (c)(h)                                                                      1,087

                            3,260    North Bergen Township, New Jersey, Board of Education, COP, 6.25% due
                                     12/15/2010 (c)(h)                                                                      3,572

                            4,335    North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125%
                                     due 8/01/2020 (d)                                                                      4,842

                            1,035    Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                     5.10% due 12/01/2017 (d)                                                               1,067

                            1,980    Paterson, New Jersey, Public School District, COP, 6.125% due 11/01/2015 (d)           2,110

                            2,000    Paterson, New Jersey, Public School District, COP, 6.25% due 11/01/2019 (d)            2,138

                           13,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)         14,809

                            1,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (d)          1,736

                            3,000    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)          3,032

                              650    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), RIB, AMT, Series 157, 7.24% due
                                     12/01/2022 (d)(e)(n)                                                                     690

                            9,600    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                     Appreciation), Series A, 4.79% due 9/01/2028 (d)(k)                                    3,777

                            3,750    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50%
                                     due 1/01/2015                                                                          3,852

                            1,920    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50%
                                     due 1/01/2016                                                                          1,968

                            1,500    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due
                                     1/01/2026                                                                              1,554

                            2,000    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5.10% due
                                     1/01/2033                                                                              2,077

                            4,755    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                     Bonds, 7% due 6/01/2013 (h)                                                            5,586

                            2,000    University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (d)          2,104

                            4,740    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2027 (a)                                                               5,110

                            8,580    West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(h)                    9,102

                            3,615    West Orange, New Jersey, Board of Education, COP, 6% due 10/01/2009 (d)(h)             3,844


Puerto Rico - 9.0%          4,500    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                4,746

                            3,480    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (h)                                3,781

                            2,800    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (b)                             3,288

                            4,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)                  1,047

                            6,830    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                     due 7/01/2010 (c)(h)                                                                   7,219

                            5,100    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2028 (f)                                                                          5,387

                            1,780    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group),
                                     Series A, 6.25% due 7/01/2024 (d)                                                      1,793

                            1,750    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                     Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.50% due
                                     11/15/2020                                                                             1,912

                                     Total Municipal Bonds (Cost - $478,919) - 155.7%                                     502,981




                                     Municipal Bonds Held in Trust (m)
New Jersey - 5.8%           6,310    New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI Corporation
                                     Projects), AMT, Series A, 5.70% due 6/01/2032 (d)                                      6,444

                            3,030    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)              3,121

                            8,650    Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, 6.10%
                                     due 4/01/2010 (b)(h)                                                                   9,227

                                     Total Municipal Bonds Held in Trust (Cost - $18,570) - 5.8%                           18,792



                           Shares
                             Held    Short-Term Securities
                            7,032    CMA New Jersey Municipal Money Fund, 3.29% (j)(l)                                      7,032

                                     Total Short-Term Securities (Cost - $7,032) - 2.2%                                     7,032

                                     Total Investments (Cost - $504,521*) - 163.7%                                        528,805
                                     Other Assets Less Liabilities - 2.0%                                                   6,338
                                     Liability for Trust Certificates, Including Interest Expense Payable - (2.8%)        (9,080)
                                     Preferred Stock, at Redemption Value - (62.9%)                                     (203,122)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Stock - 100.0%                                   $   322,941
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $           496,010
                                                ===================
    Gross unrealized appreciation               $            24,007
    Gross unrealized depreciation                             (206)
                                                -------------------
    Net unrealized appreciation                 $            23,801
                                                ===================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) CIFG Insured.

(g) Escrowed to maturity.

(h) Prerefunded.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Dividend
    Affiliate                                     Activity        Income

    CMA New Jersey Municipal Money Fund            5,982           $90



(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of April 30, 2007.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may acquire the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(n) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 20, 2007